Fixed Assets (Details) - USD ($)	Aug. 31, 2019	Aug. 31, 2018
Accumulated depreciation & amortization	$ (1,202,000)	$ (363,000)
Fixed Assets	4,562,000	3,395,000
Fixed assets, net	3,360,000	3,032,000
Minimum [Member]
Fixed Assets	3,737,000	2,797,000
Equipment [Member]
Fixed Assets	372,000	228,000
Furniture & Fixtures [Member]
Fixed Assets	412,000	329,000
Lyons Capital LLc [Member]
Fixed Assets	$ 41,000	$ 41,000